Disclosure of range of exercise prices of outstanding share options, SCL Equity Plan (Details) - 2009 SCL Equity Plan [Member] - Share options [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	48,180	54,418	64,874	57,382
Weighted average remaining contractual life	5 years 6 months 21 days	6 years 6 months 10 days	7 years 5 months 26 days
1.01 - 2.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	0	0	210
Weighted average remaining contractual life			5 months 1 day
2.01 - 3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	0	76	76
Weighted average remaining contractual life		10 months 6 days	1 year 10 months 9 days
3.01 - 4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	8,392	9,783	11,045
Weighted average remaining contractual life	3 years 10 months 13 days	4 years 10 months 6 days	5 years 10 months 17 days
4.01 - 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	11,066	13,394	16,092
Weighted average remaining contractual life	5 years 4 months 17 days	6 years 4 months 2 days	7 years 4 months 28 days
5.01 - 6.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	24,433	26,587	31,292
Weighted average remaining contractual life	6 years 8 months 1 day	7 years 8 months 4 days	8 years 7 months 24 days
6.01 - 7.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,758	1,851	2,023
Weighted average remaining contractual life	4 years 1 month 17 days	5 years 2 months 26 days	6 years 5 months 1 day
7.01 - 8.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,288	1,288	2,098
Weighted average remaining contractual life	2 years 3 months 7 days	3 years 3 months 7 days	4 years 3 months 25 days
8.01 - 9.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,243	1,439	2,038
Weighted average remaining contractual life	2 years 2 months 15 days	3 years 2 months 15 days	4 years 2 months 15 days